Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 49,466	$ 81,151
Restricted cash		2,598	5,307
Ship mortgage notes and premium		548,274	572,214
Other long-term debt		365,717	407,687
Due from related parties, long-term		54,218	54,593
Carrying amount of investment in Navios Midstream		116,136	125,062
Navios Midstream
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investment in affiliates		47,272
Carrying amount of investment in Navios Midstream		104,736	113,662
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		49,466	81,151
Restricted cash		2,598	5,307
Ship mortgage notes and premium		548,274	572,214
Investment in affiliates		47,272
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1]	365,717	407,687
Due from related parties, long-term	[2]	$ 54,218	$ 54,593

[1]	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.